RELATED PARTY NOTE PAYABLE	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY NOTE PAYABLE

NOTE 8—RELATED PARTY NOTE PAYABLE

On April 15, 2023, the Company entered into a long-term unsecured note payable with a related party, for $332,545. This transaction extinguished the existing note payable with a balance of $82,545 and provided the Company with an additional $250,000 in operating capital. The note carried an interest rate of 14.9% per annum, with a maturity date of December 22, 2024. On September 7, 2023, the note was amended to include an additional $17,000; no other terms were modified. On December 31, 2023, the note was fully forgiven, resulting in an increase of $300,000 to additional paid-in capital.